NET INCOME PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
NET INCOME PER SHARE

NOTE 17—NET INCOME PER SHARE

Basic net income per share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income attributable to common stockholders by the weighted-average number of common stock outstanding, including the potential dilutive securities. For the calculation of diluted net income per share, net income attributable to common stockholders is adjusted to reflect the potential effect of dilutive securities.

The following table sets forth the computation of basic and diluted net income attributable to common stockholders per share (in thousands except share and per share data):

	Three Months Ended March 31,
	2021	2020
Net income attributable to common stockholders-basic
Net income	$5,918	$5,492
Income allocated to participating preferred stock	(4,000)	(3,838)
Net income attributable to common stockholders - basic	$1,918	$1,654
Net income attributable to common stockholders-diluted
Net income	$5,918	$5,492
Income allocated to participating preferred stock	(3,819)	(3,763)
Net income attributable to common stockholders - diluted	$2,099	$1,729
Weighted average shares of common stock outstanding
Basic weighted average shares of common stock outstanding	239,946	236,367
Dilutive effect of weighted average Series A warrants	539	483
Dilutive effect of weighted average Series B warrants	1,167	715
Dilutive effect of weighted average Series C-1 warrants	1,938	936
Dilutive effect of weighted average Series C warrants	397	—
Dilutive effect of weighted average stock options	61,020	25,822
Dilutive weighted average shares of common stock outstanding	305,007	264,323
Net income attributable to common stockholders per share
Basic	$0.01	$0.01
Diluted	$0.01	$0.01

The following equity awards outstanding at the end of each period presented have been excluded from the computation of diluted net income per share of common stock for the periods presented due to their antidilutive effect:

	Three Months Ended March 31,
	2021	2020
Series C warrants	—	617
Series B warrants(2)	1,232	1,232
Stock options	885	20,053
(1)	A portion of the Series B warrants were excluded from the diluted net income per share calculation because they are only exercisable upon a change in control or an IPO.

NOTE 15—NET INCOME PER SHARE

Basic net income per share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income attributable to common stockholders by the weighted-average number of common stock outstanding, including the potential dilutive securities. For the calculation of diluted net income per share, net income attributable to common stockholders is adjusted to reflect the potential effect of dilutive securities.

The following table sets forth the computation of basic and diluted net income attributable to common stockholders per share (in thousands except share and per share data):

	Year Ended December 31,
	2020	2019	2018
Net income attributable to common stockholders-basic
Net income	$12,807	$13,614	$2,822
Deemed contribution related to redemption of preferred NCI	—	—	5,632
Income allocated to participating preferred stock	(6,822)	(7,174)	(5,087)

Net income attributable to common stockholders - basic	$5,985	$6,440	$3,367
Net income attributable to common stockholders-diluted
Net income	$12,807	$13,614	$2,822
Deemed contribution related to redemption of preferred NCI(1)	—	—	5,632
Income allocated to participating preferred stock	(6,387)	(6,945)	(4,977)
Net income attributable to common stockholders - diluted	$6,420	$6,669	$3,477
Weighted average shares of common stock outstanding
Basic weighted average shares of common stock outstanding	236,118,856	234,070,277	229,409,649
Dilutive effect of weighted average Series A warrants	509,959	466,040	452,308
Dilutive effect of weighted average Series B warrants	930,400	579,050	469,189
Dilutive effect of weighted average Series C-1 warrants	1,413,452	633,290	389,348
Dilutive effect of weighted average Series C warrants	142,960	—	—
Dilutive effect of weighted average stock options	43,951,931	19,704,926	17,459,421
Dilutive weighted average shares of common stock outstanding	283,067,558	255,453,583	248,179,915
Net income attributable to common stockholders per share
Basic	$0.03	$0.03	$0.01
Diluted	$0.02	$0.03	$0.01
(1)

As further discussed in Note 13, the Company purchased Resort World’s noncontrolling interest in International on December 3, 2018. The excess carrying value of the redeemed preferred stock over the fair value of the purchase price paid was treated as a deemed contribution.

The following equity awards outstanding at the end of each period presented have been excluded from the computation of diluted net income per share of common stock for the periods presented due to their anti-dilutive effect:

	Year Ended December 31,
	2020	2019	2018
Series C warrants	—	617,192	617,192
Series B warrants(2)	1,231,872	1,231,872	1,231,872
Stock options	340,000	27,796,684	36,020,008

(2)   A portion of the Series B warrants were excluded from the diluted net income per share calculation because they are only exercisable upon a change in control or an IPO.